FINANCIAL INSTRUMENTS (Details 2) (Trade accounts receivable, Credit concentration, Three largest customers)	12 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2013 item
Trade accounts receivable | Credit concentration | Three largest customers
Significant Customers and Concentration of Credit Risk
Number of largest customers	3	3
Concentration risk (as a percent)	68.50%	70.80%